Schedule of Prepaid Expenses and Deposits (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	53,208
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	9,508
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	79,877
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	72,433
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	156,498
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	91,900
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	289,583
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	173,841